Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net operating income, before income tax	$ 1,503,801	$ 1,582,077	$ 1,696,141
Income tax	(318,388)	(333,601)	(322,114)
Net income for the year	1,185,413	1,248,476	1,374,027
Debit (credits) to profit or (loss) that do not represent movements in cash flows:
Depreciation and amortization	95,110	94,601	92,308
Impairment of non-financial assets	1,882	2,851	1,762
Allowances established for credit risk	462,123	421,210	321,829
Provisions for contingent loans	(290)	(4,200)	(53,875)
Impairments for credit risk from financial assets at FVTOCI	4,412	1,009	(2,754)
Fair value of debt financial instruments held for trading at FVTPL	(5,183)	(1,712)	2,318
Change in deferred tax assets and liabilities	(9,721)	(1,482)	44,545
Net gain from investments in associates and joint ventures	(11,983)	(8,730)	(13,409)
Net gain on sale of assets received in payments	(2,153)	(2,361)	(1,358)
Net gain on sale of sale of property and equipment	(6,685)	(938)	(2,971)
Write-off of assets received in lieu of payment or foreclosed at judicial auction	225	1,187	485
Net change in exchange rates, interest, indexation and fees accrued on assets and liabilities	478,831	553,399	203,529
Other debits (credits) that do not represent movements in cash flows	25,089	(6,458)	(60,160)
Changes due to (increases) decreases in operating assets and liabilities:
Net decrease (increase) in loans to banks	263,618	1,853,194	(340,369)
Net (increase) in loans to customers	(767,847)	(1,535,662)	(913,796)
Net decrease (increase) in debt financial instruments held for trading at FVTPL	(1,396,929)	1,627,801	(55,256)
Net (increase) decrease in other assets and liabilities	249,197	(287,129)	(53,404)
Increase (decrease) in deposits and other demand deposits	237,018	942,650	(59,946)
(Decrease) increase in repurchase agreements	179,653	(55,184)	(59,972)
(Decrease) increase in deposits and other term deposits	(182,985)	(1,167,941)	1,288,027
Sale of assets received in lieu of payment	27,280	19,556	14,227
Total net cash from operating activities	826,075	3,694,137	1,725,787
CASH FLOW FROM INVESTING ACTIVITIES:
Net decrease (increase) in debt financial instruments at FVTOCI	(1,473,436)	1,611,197	257,613
Net decrease (increase) in debt financial instruments at amortized cost	380,108	506,337	(493,631)
Payment of principal and interest for obligations under lease contracts	(30,897)	(29,991)	(32,084)
Leasehold improvements	(765)	(872)	(1,993)
Property and equipment purchase	(17,937)	(16,354)	(24,751)
Property and equipment sale	9,065	1,294	3,626
Acquisition of intangibles	(58,597)	(57,617)	(59,955)
Sale of investments in companies		11,791
Dividend received of investments in companies	3,374	3,019	4,675
Total net cash (used in) from investing activities	(1,189,085)	2,028,804	(346,500)
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemption and payment of interest on mortgage finance bonds of credit	(350)	(639)	(1,012)
Redemption and payment of interest on senior bonds	(1,990,111)	(1,447,751)	(1,813,176)
Redemption and payment of interest on subordinated bonds	(52,944)	(50,637)	(52,199)
Issuance of senior bonds	2,742,341	1,012,638	1,224,480
Payment of ordinary share dividends	(995,380)	(815,932)	(866,929)
Increase (decrease) in obligations with foreign banks	318,702	91,361	(42,479)
Increase (decrease) in other financial obligations	88,501	(54,802)	(4,646)
Payment of obligations to the Central Bank of Chile		(4,348,400)
Payment of other long-term borrowings		(17)	(58)
Attributable to non-controlling interest:
Dividends payment and/or withdrawals of paid-in capital related to of the subsidiaries corresponding to the non-controlling interest			(1)
Total net cash from (used in) financing activities	110,759	(5,614,179)	(1,556,020)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS FOR THE YEAR	(252,251)	108,762	(176,733)
Effect of exchange rate fluctuations on cash and cash equivalents	(78,110)	164,743	15,637
Cash and cash equivalents at the beginning of the year	3,264,537	2,991,032	3,152,128
Cash and cash equivalents at the end of the year	2,934,176	3,264,537	2,991,032
Interest operating cash flow:
Interest and indexation received	3,514,835	3,645,741	3,542,933
Interest and indexation paid	$ (1,391,336)	$ (1,570,720)	$ (1,434,701)